Subsequent Events (Details) - USD ($)					1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 02, 2021	Oct. 06, 2021	Sep. 29, 2021	Jul. 30, 2021	Feb. 28, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of Class B common stock to Sponsor (in shares)					5,000,000
Sale of stock, price per share (in dollars per share)					$ 10.00
Private investment in public entity					$ 50,000,000
Credit facility amount											$ 65,000,000
Issuance of common stock from exercises of stock options (in shares)						2,881,000		907,000	966,000
Tax withholding and remittance obligations						$ 6,719,000	$ 0
Repayments of small business administration's paycheck protection program				$ 8,100,000
Repayments of lines of credit						38,124,000	$ 26,439,000	$ 26,439,000	$ 0	$ 0
Earnout liabilities				228,100,000		$ 266,390,000		$ 0
Subordinated Credit Facility | Line of Credit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repayments of lines of credit				$ 30,000,000
Rover Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earnout shares (in shares)				19,734,183		19,734,000
Earnout liabilities						$ 266,400,000
Rover Earnout Shares | Derivative Instrument, Period, One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earnout shares (in shares)				8,770,748
Earnout period, stock price trigger (in dollars per share)				$ 12.00		$ 12.00
Earnout period, threshold trading day period				30 days
Earnout period, threshold trading days				20 days
Rover Earnout Shares | Derivative Instrument, Period, Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earnout shares (in shares)				8,770,748
Earnout period, stock price trigger (in dollars per share)				$ 14.00		$ 14.00
Earnout period, threshold trading day period				30 days
Earnout period, threshold trading days				20 days
Rover Earnout Shares | Derivative Instrument, Period, Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earnout shares (in shares)						2,192,687
Earnout period, stock price trigger (in dollars per share)				$ 16.00		$ 16.00
Earnout period, threshold trading day period				30 days
Earnout period, threshold trading days				20 days
Earnout liabilities						$ 28,000,000
Sponsor Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earnout shares (in shares)				2,461,627		492,000
Earnout shares issued (in shares)			1,969,302
Earnout liabilities			$ 33,000,000
Sponsor Earnout Shares | Derivative Instrument, Period, One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earnout shares (in shares)				984,651
Earnout period, stock price trigger (in dollars per share)				$ 12.00
Sponsor Earnout Shares | Derivative Instrument, Period, Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earnout shares (in shares)				984,651
Earnout period, stock price trigger (in dollars per share)				$ 14.00
Sponsor Earnout Shares | Derivative Instrument, Period, Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earnout shares (in shares)				492,325
Earnout period, stock price trigger (in dollars per share)			$ 16.00
Earnout liabilities			$ 6,300,000
Subsequent Event | Rover Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earnout shares issued (in shares)		17,540,964
Subsequent Event | Restricted Stock Units (RSUs) | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants (in shares)	2,827,495
Subsequent Event | Outside Directors | Restricted Stock Units (RSUs) | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants (in shares)	115,311